Insurance and Reinsurance Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Insurance and Reinsurance Contract Assets and Liabilities
Note 7  Insurance and Reinsurance Contract Assets and Liabilities
(a) Composition
Portfolio of insurance contracts that are assets and those that are liabilities, and portfolios of reinsurance contracts that are assets and those that are liabilities, are presented separately in the Consolidated Statements of Financial Position. The components of net insurance and reinsurance contract liabilities are shown below. The composition of insurance contract assets and liabilities, and reinsurance contract held assets and liabilities by the reporting segment is as follows.
Insurance contract asset and liabilities

As at December 31,	2023				2022
	Insurance contract assets	Insurance contract liabilities	Insurance contract liabilities for account of segregated fund holders	Net insurance contract liabilities	Insurance contract assets	Insurance contract liabilities	Insurance contract liabilities for account of segregated fund holders	Net insurance contract liabilities

Asia	$(108)	$131,729	$22,696	$154,317	$(527)	$121,105	$21,005	$141,583

Canada	(33)	80,169	36,085	116,221	(81)	74,876	35,695	110,490

U.S.	–	157,699	55,362	213,061	(56)	159,501	53,516	212,961

Corporate and Other	(4)	(781)	–	(785)	–	163	–	163
Insurance contract balances	(145)	368,816	114,143	482,814	(664)	355,645	110,216	465,197

Assets for insurance acquisition cash flows	–	(820)	–	(820)	(9)	(796)	–	(805)

Total	$(145)	$367,996	$114,143	$481,994	$(673)	$354,849	$110,216	$464,392
Reinsurance contract held asset and liabilities

	2023			2022
As at December 31,	Assets	Liabilities	Net reinsurance contract held assets	Assets	Liabilities	Net reinsurance contract held assets
Asia	$3,540	$(1,909)	$1,631	$3,306	$(1,462)	$1,844
Canada	1,922	(913)	1,009	1,756	(911)	845
U.S.	37,437	(14)	37,423	40,384	(18)	40,366
Corporate and Other	(248)	5	(243)	425	–	425
Total	$42,651	$(2,831)	$39,820	$45,871	$(2,391)	$43,480

As at December 31,	2023	2022
Net insurance contract held liabilities	$481,994	$464,392
Net reinsurance contract held assets	(39,820)	(43,480)
Net insurance and reinsurance contract held liabilities	$442,174	$420,912
(b) Movements in carrying amounts of insurance and reinsurance contracts
The following tables present the movement in the net carrying amounts of insurance contracts issued and reinsurance contracts held during the year for the
Company and for each reporting segment. The changes include amounts that are recognized in income and OCI, and movements due to cash flows.
There are two types of tables presented:

•
Tables which analyze movements in the net assets or liabilities for remaining coverage and for incurred claims separately and reconcile them to the relevant Consolidated Statements of Income and Consolidated Statements of Comprehensive Income line items.

•	Tables which analyze movements of contracts by measurement components including estimates of the present value of future cash flows, risk adjustment and CSM for portfolios.

(I) Total
Insurance contracts – Analysis by remaining coverage and incurred claims
The following tables present the movement in the net assets or liabilities for insurance contracts issued, showing the amounts for remaining coverage and the amounts for incurred claims for the years ended December 31, 2023 and December 31, 2022.

	Liabilities for remaining coverage		Liabilities for incurred claims
	Excluding loss component	Loss component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Assets for insurance acquisition cash flows	Total
Opening insurance contract assets	$(659)	$–	$7	$(12)	$–	$(9)	$(673)
Opening insurance contract liabilities	336,981	1,328	5,857	10,877	602	(796)	354,849
Opening insurance contract liabilities for account of segregated fund holders	110,216	–	–	–	–	–	110,216
Net opening balance, January 1, 2023	446,538	1,328	5,864	10,865	602	(805)	464,392
Insurance revenue
Expected incurred claims and other insurance service result	(13,165)	–	–	–	–	–	(13,165)
Change in risk adjustment for non-financial risk expired	(1,497)	–	–	–	–	–	(1,497)
CSM recognized for services provided	(2,162)	–	–	–	–	–	(2,162)
Recovery of insurance acquisition cash flows	(853)	–	–	–	–	–	(853)
Contracts under PAA	(6,295)	–	–	–	–	–	(6,295)
	(23,972)	–	–	–	–	–	(23,972)
Insurance service expense
Incurred claims and other insurance service expenses	–	(320)	13,446	6,136	254	–	19,516
Losses and reversal of losses on onerous contracts (future service)	–	90	–	–	–	–	90
Changes to liabilities for incurred claims (past service)	–	–	(31)	(1,605)	(242)	–	(1,878)
Amortization of insurance acquisition cash flows	1,654	–	–	–	–	–	1,654
Net impairment of assets for insurance acquisition cash flows	–	–	–	–	–	–	–
	1,654	(230)	13,415	4,531	12	–	19,382
Investment components and premium refunds	(19,080)	–	17,148	1,932	–	–	–
Insurance service result	(41,398)	(230)	30,563	6,463	12	–	(4,590)
Insurance finance (income) expenses	24,268	32	15	848	11	–	25,174
Effects of movements in foreign exchange rates	(9,657)	(38)	(71)	(12)	–	7	(9,771)
Total changes in income and OCI	(26,787)	(236)	30,507	7,299	23	7	10,813
Cash flows
Premiums and premium tax received	48,381	–	–	–	–	–	48,381
Claims and other insurance service expenses paid, including investment components	–	–	(30,706)	(7,719)	–	–	(38,425)
Insurance acquisition cash flows	(6,920)	–	–	–	–	–	(6,920)
Total cash flows	41,461	–	(30,706)	(7,719)	–	–	3,036
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(152)	–	–	–	–	152	–
Acquisition cash flows incurred in the year	–	–	–	–	–	(174)	(174)
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	–	–	–	–	–	3,927
Net closing balance	464,987	1,092	5,665	10,445	625	(820)	481,994
Closing insurance contract assets	(201)	–	56	–	–	–	(145)
Closing insurance contract liabilities	351,045	1,092	5,609	10,445	625	(820)	367,996
Closing insurance contract liabilities for account of segregated fund holders	114,143	–	–	–	–	–	114,143
Net closing balance, December 31, 2023	$464,987	$1,092	$5,665	$10,445	$625	$(820)	$481,994

Insurance finance (income) expenses (“IFIE”)
Insurance finance (income) expenses, per disclosure above							$25,174
Reclassification of derivative OCI to IFIE – cash flow hedges							3
Reclassification of derivative (income) loss changes to IFIE – fair value hedge							(185)
Insurance finance (income) expenses, per disclosure in note 7 (f)							$24,992

	Liabilities for remaining coverage		Liabilities for incurred claims
	Excluding loss component	Loss component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Assets for insurance acquisition cash flows	Total
Opening insurance contract assets	$(842)	$–	$60	$27	$–	$(217)	$(972)
Opening insurance contract liabilities	388,585	303	4,342	12,230	689	(528)	405,621
Opening insurance contract liabilities for account of segregated fund holders	130,836	–	–	–	–	–	130,836
Net opening balance, January 1, 2022	518,579	303	4,402	12,257	689	(745)	535,485
Insurance revenue
Expected incurred claims and other insurance service result	(13,019)	–	–	–	–	–	(13,019)
Change in risk adjustment for non-financial risk expired	(1,665)	–	–	–	–	–	(1,665)
CSM recognized for service provided	(2,298)	–	–	–	–	–	(2,298)
Recovery of insurance acquisition cash flows	(534)	–	–	–	–	–	(534)
Contracts under PAA	(5,602)	–	–	–	–	–	(5,602)
	(23,118)	–	–	–	–	–	(23,118)
Insurance service expense
Incurred claims and other insurance service expenses	–	233	12,775	5,982	266	–	19,256
Losses and reversal of losses on onerous contracts (future service)	–	742	–	–	–	–	742
Changes to liabilities for incurred claims (past service)	–	–	(41)	(1,554)	(353)	–	(1,948)
Amortization of insurance acquisition cash flows	1,285	–	–	–	–	–	1,285
Net impairment of assets for insurance acquisition cash flows	–	–	–	–	–	–	–
	1,285	975	12,734	4,428	(87)	–	19,335
Investment components and premium refunds	(18,222)	–	16,514	1,708	–	–	–
Insurance service result	(40,055)	975	29,248	6,136	(87)	–	(3,783)
Insurance finance (income) expenses	(68,366)	9	753	(1,229)	–	–	(68,833)
Effects of movements in foreign exchange rates	15,886	41	136	12	–	(14)	16,061
Total changes in income and OCI	(92,535)	1,025	30,137	4,919	(87)	(14)	(56,555)
Cash flows
Premiums and premium tax received	47,526	–	–	–	–	–	47,526
Claims and other insurance service expenses paid, including investment components	–	–	(28,675)	(6,311)	–	–	(34,986)
Insurance acquisition cash flows	(6,266)	–	–	–	–	–	(6,266)
Total cash flows	41,260	–	(28,675)	(6,311)	–	–	6,274
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(146)	–	–	–	–	146	–
Acquisition cash flows incurred in the year	–	–	–	–	–	(192)	(192)
Movements related to insurance contract liabilities for account of segregated fund holders	(20,620)	–	–	–	–	–	(20,620)
Net closing balance	446,538	1,328	5,864	10,865	602	(805)	464,392
Closing insurance contract assets	(659)	–	7	(12)	–	(9)	(673)
Closing insurance contract liabilities	336,981	1,328	5,857	10,877	602	(796)	354,849
Closing insurance contract liabilities for account of segregated fund holders	110,216	–	–	–	–	–	110,216
Net closing balance, December 31, 2022	$446,538	$1,328	$5,864	$10,865	$602	$(805)	$464,392

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above							$(68,833)
Reclassification of derivative OCI to IFIE – cash flow hedges							–
Reclassification of derivative (income) loss changes to IFIE – fair value hedge							–
Insurance finance (income) expenses, per disclosure in note 7 (f)							$(68,833)

Insurance contracts – Analysis by measurement components
The following tables present the movement in the net assets or liabilities for insurance contracts issued, showing estimates of the present value of future cash flows, risk adjustment and CSM for the years ended December 31, 2023 and December 31, 2022.

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total
Opening GMM and VFA insurance contract assets	$(1,827)	$512	$100	$557	$–	$(658)
Opening GMM and VFA insurance contract liabilities	297,967	25,750	17,105	2,087	(56)	342,853
Opening PAA insurance contract net liabilities	12,125	605	–	–	(749)	11,981
Opening insurance contract liabilities for account of segregated fund holders	110,216	–	–	–	–	110,216
Net opening balance, January 1, 2023	418,481	26,867	17,205	2,644	(805)	464,392
CSM recognized for services provided	–	–	(1,812)	(350)	–	(2,162)
Change in risk adjustment for non-financial risk for risk expired	–	(1,620)	–	–	–	(1,620)
Experience adjustments	152	–	–	–	–	152
Changes that relate to current services	152	(1,620)	(1,812)	(350)	–	(3,630)
Contracts initially recognized during the year	(3,295)	1,180	–	2,368	–	253
Changes in estimates that adjust the CSM	1,585	(3,859)	2,214	60	–	–
Changes in estimates that relate to losses and reversal of losses on onerous contracts	(174)	12	–	–	–	(162)
Changes that relate to future services	(1,884)	(2,667)	2,214	2,428	–	91
Adjustments to liabilities for incurred claims	(28)	(4)	–	–	–	(32)
Changes that relate to past services	(28)	(4)	–	–	–	(32)
Insurance service result	(1,760)	(4,291)	402	2,078	–	(3,571)
Insurance finance (income) expenses	22,340	1,646	244	76	–	24,306
Effects of movements in foreign exchange rates	(8,405)	(779)	(438)	(107)	–	(9,729)
Total changes in income and OCI	12,175	(3,424)	208	2,047	–	11,006
Total cash flows	2,081	–	–	–	–	2,081
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(5)	–	–	–	5	–
Acquisition cash flows incurred in the year	–	–	–	–	(8)	(8)
Change in PAA balance	587	21	–	–	(12)	596
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	–	–	–	–	3,927
Net closing balance	437,246	23,464	17,413	4,691	(820)	481,994
Closing GMM and VFA insurance contract assets	(416)	141	32	99	–	(144)
Closing GMM and VFA insurance contract liabilities	310,807	22,697	17,381	4,592	(59)	355,418
Closing PAA insurance contract net liabilities	12,712	626	–	–	(761)	12,577
Closing insurance contract liabilities for account of segregated fund insurance holders	114,143	–	–	–	–	114,143
Net closing balance, December 31, 2023	$437,246	$23,464	$17,413	$4,691	$(820)	$481,994

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above						$24,306
Reclassification of derivative OCI to IFIE – cash flow hedges						3
Reclassification of derivative (income) loss changes to IFIE – fair value hedge						(120)
PAA items:
PAA IFIE per disclosure						868
PAA Reclassification of derivative OCI to IFIE – cash flow hedges						–
PAA Reclassification of derivative (income) loss changes to IFIE – fair value hedge						(65)
Insurance finance (income) expenses, per disclosure in note 7 (f)						$24,992

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total
Opening GMM and VFA insurance contract assets	$(1,955)	$365	$179	$453	$–	$(958)
Opening GMM and VFA insurance contract liabilities	341,125	30,780	19,842	992	(54)	392,685
Opening PAA insurance contract net liabilities	12,919	694	–	–	(691)	12,922
Opening insurance contract liabilities for account of segregated fund holders	130,836	–	–	–	–	130,836
Net opening balance, January 1, 2022	482,925	31,839	20,021	1,445	(745)	535,485
CSM recognized for services provided	–	–	(2,064)	(234)	–	(2,298)
Change in risk adjustment for non-financial risk for risk expired	–	(1,582)	–	–	–	(1,582)
Experience adjustments	6	–	–	–	–	6
Changes that relate to current services	6	(1,582)	(2,064)	(234)	–	(3,874)
Contracts initially recognized during the year	(2,880)	1,396	35	1,963	–	514
Changes in estimates that adjust the CSM	3,377	(994)	(1,737)	(646)	–	–
Changes in estimates that relate to losses and reversal of losses on onerous contracts	229	(2)	–	–	–	227
Changes that relate to future services	726	400	(1,702)	1,317	–	741
Adjustments to liabilities for incurred claims	(33)	(7)	–	–	–	(40)
Changes that relate to past services	(33)	(7)	–	–	–	(40)
Insurance service result	699	(1,189)	(3,766)	1,083	–	(3,173)
Insurance finance (income) expenses	(62,812)	(5,105)	311	31	–	(67,575)
Effects of movements in foreign exchange rates	13,898	1,411	639	85	–	16,033
Total changes in income and OCI	(48,215)	(4,883)	(2,816)	1,199	–	(54,715)
Total cash flows	5,190	–	–	–	–	5,190
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(5)	–	–	–	5	–
Acquisition cash flows incurred in the year	–	–	–	–	(7)	(7)
Change in PAA balance	(794)	(89)	–	–	(58)	(941)
Movements related to insurance contract liabilities for account of segregated fund holders	(20,620)	–	–	–	–	(20,620)
Net closing balance	418,481	26,867	17,205	2,644	(805)	464,392
Closing GMM and VFA insurance contract assets	(1,827)	512	100	557	–	(658)
Closing GMM and VFA insurance contract liabilities	297,967	25,750	17,105	2,087	(56)	342,853
Closing PAA insurance contract net liabilities	12,125	605	–	–	(749)	11,981
Closing insurance contract liabilities for account of segregated fund insurance holders	110,216	–	–	–	–	110,216
Net closing balance, December 31, 2022	$418,481	$26,867	$17,205	$2,644	$(805)	$464,392

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above						$(67,575)
Reclassification of derivative OCI to IFIE – cash flow hedges						–
Reclassification of derivative (income) loss changes to IFIE – fair value hedge						–
PAA items:
PAA IFIE per disclosure						(1,258)
PAA Reclassification of derivative OCI to IFIE – cash flow hedges						–
PAA Reclassification of derivative (income) loss changes to IFIE – fair value hedge						–
Insurance finance (income) expenses, per disclosure in note 7 (f)						$(68,833)

Reinsurance contracts held – Analysis by remaining coverage and incurred claims
The following tables present the movement in the net assets or liabilities for reinsurance contracts held, showing assets for remaining coverage and amounts recoverable on incurred claims arising from business ceded to reinsurers for the years ended December 31, 2023 and December 31, 2022.

	Assets (liabilities) for remaining coverage		Assets (liabilities) for incurred claims
	Excluding loss recovery component	Loss recovery component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Total
Opening reinsurance contract held assets	$37,853	$209	$7,521	$280	$8	$45,871
Opening reinsurance contract held liabilities	(2,196)	4	(137)	(62)	–	(2,391)
Net opening balance, January 1, 2023	35,657	213	7,384	218	8	43,480
Changes in income and OCI
Allocation of reinsurance premium paid	(6,430)	–	–	–	–	(6,430)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	–	(45)	5,228	568	–	5,751
Recoveries and reversals of recoveries of losses on onerous underlying contracts	–	77	–	–	–	77
Adjustments to assets for incurred claims	–	–	5	(24)	8	(11)
Insurance service result	(6,430)	32	5,233	544	8	(613)
Investment components and premium refunds	(1,519)	–	1,519	–	–	–
Net expenses from reinsurance contracts	(7,949)	32	6,752	544	8	(613)
Net finance (income) expenses from reinsurance contracts	719	8	(97)	9	–	639
Effect of changes in non-performance risk of reinsurers	(14)	–	–	–	–	(14)
Effects of movements in foreign exchange rates	(924)	(5)	(169)	–	–	(1,098)
Contracts measured under PAA	–	–	–	–	–	–
Total changes in income and OCI	(8,168)	35	6,486	553	8	(1,086)
Cash flows
Premiums paid	4,956	–	–	–	–	4,956
Amounts received	–	–	(6,971)	(559)	–	(7,530)
Total cash flows	4,956	–	(6,971)	(559)	–	(2,574)
Net closing balance	32,445	248	6,899	212	16	39,820
Closing reinsurance contract held assets	35,079	246	7,035	275	16	42,651
Closing reinsurance contract held liabilities	(2,634)	2	(136)	(63)	–	(2,831)
Net closing balance, December 31, 2023	$32,445	$248	$6,899	$212	$16	$39,820
Reinsurance contracts held – Analysis by remaining coverage and incurred claims (continued)

	Assets (liabilities) for remaining coverage		Assets (liabilities) for incurred claims
	Excluding loss recovery component	Loss recovery component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Total
Opening reinsurance contract held assets	$45,699	$79	$6,740	$303	$8	$52,829
Opening reinsurance contract held liabilities	(2,030)	19	(27)	(41)	–	(2,079)
Net opening balance, January 1, 2022	43,669	98	6,713	262	8	50,750
Changes in income and OCI
Allocation of reinsurance premium paid	(6,024)	–	–	–	–	(6,024)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	–	(30)	4,925	417	(4)	5,308
Recoveries and reversals of recoveries of losses on onerous underlying contracts	–	132	–	–	–	132
Adjustments to assets for incurred claims	–	–	3	(33)	(9)	(39)
Insurance service result	(6,024)	102	4,928	384	(13)	(623)
Investment components and premium refunds	(1,341)	–	1,341	–	–	–
Net expenses from reinsurance contracts	(7,365)	102	6,269	384	(13)	(623)
Net finance (income) expenses from reinsurance contracts	(9,586)	5	446	(14)	13	(9,136)
Effect of changes in non-performance risk of reinsurers	97	–	–	–	–	97
Effects of movements in foreign exchange rates	2,683	8	455	–	–	3,146
Contracts measured under PAA	–	–	–	–	–	–
Total changes in income and OCI	(14,171)	115	7,170	370	–	(6,516)
Cash flows
Premiums paid	6,159	–	–	–	–	6,159
Amounts received	–	–	(6,499)	(414)	–	(6,913)
Total cash flows	6,159	–	(6,499)	(414)	–	(754)
Net closing balance	35,657	213	7,384	218	8	43,480
Closing reinsurance contract held assets	37,853	209	7,521	280	8	45,871
Closing reinsurance contract held liabilities	(2,196)	4	(137)	(62)	–	(2,391)
Net closing balance, December 31, 2022	$35,657	$213	$7,384	$218	$8	$43,480

Reinsurance contracts held – Analysis by measurement components
The following tables present the movement in the net assets or liabilities for reinsurance contracts held, showing estimates of the present value of future cash flows, risk adjustment and CSM for the years ended December 31, 2023 and December 31, 2022.

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total
Opening reinsurance contract held assets	$39,656	$4,049	$1,774	$99	$45,578
Opening reinsurance contract held liabilities	(3,919)	1,574	(39)	38	(2,346)
Opening PAA reinsurance contract net assets	240	8	–	–	248
Net opening balance, January 1, 2023	35,977	5,631	1,735	137	43,480
CSM recognized for services received	–	–	(217)	53	(164)
Change in risk adjustment for non-financial risk for risk expired	–	(478)	–	–	(478)
Experience adjustments	(19)	–	–	–	(19)
Changes that relate to current services	(19)	(478)	(217)	53	(661)
Contracts initially recognized during the year	(64)	399	–	(263)	72
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	–	–	(36)	17	(19)
Changes in estimates that adjust the CSM	1,433	(821)	(821)	209	–
Changes in estimates that relate to losses and reversal of losses on onerous contracts	43	(20)	–	–	23
Changes that relate to future services	1,412	(442)	(857)	(37)	76
Adjustments to liabilities for incurred claims	5	–	–	–	5
Changes that relate to past services	5	–	–	–	5
Insurance service result	1,398	(920)	(1,074)	16	(580)
Insurance finance (income) expenses from reinsurance contracts	173	447	41	(31)	630
Effects of changes in non-performance risk of reinsurers	(14)	–	–	–	(14)
Effects of movements in foreign exchange rates	(916)	(160)	(21)	–	(1,097)
Total changes in income and OCI	641	(633)	(1,054)	(15)	(1,061)
Total cash flows	(2,606)	–	–	–	(2,606)
Change in PAA balance	(1)	8	–	–	7
Net closing balance	34,011	5,006	681	122	39,820
Closing reinsurance contract held assets	38,156	3,685	565	(51)	42,355
Closing reinsurance contract held liabilities	(4,384)	1,305	116	173	(2,790)
Closing PAA reinsurance contract net assets	239	16	–	–	255
Net closing balance, December 31, 2023	$34,011	$5,006	$681	$122	$39,820

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total
Opening reinsurance contract held assets	$46,025	$4,977	$2,012	$(501)	$52,513
Opening reinsurance contract held liabilities	(5,138)	1,719	1,262	105	(2,052)
Opening PAA reinsurance contract net assets	281	8	–	–	289
Net opening balance, January 1, 2022	41,168	6,704	3,274	(396)	50,750
CSM recognized for services received	–	–	(231)	(74)	(305)
Change in risk adjustment for non-financial risk for risk expired	–	(424)	–	–	(424)
Experience adjustments	9	–	–	–	9
Changes that relate to current services	9	(424)	(231)	(74)	(720)
Contracts initially recognized during the year	(1,276)	717	(7)	717	151
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	–	–	(15)	(50)	(65)
Changes in estimates that adjust the CSM	1,337	173	(1,440)	(70)	–
Changes in estimates that relate to losses and reversal of losses on onerous contracts	106	(60)	–	–	46
Changes that relate to future services	167	830	(1,462)	597	132
Adjustments to liabilities for incurred claims	3	–	–	–	3
Changes that relate to past services	3	–	–	–	3
Insurance service result	179	406	(1,693)	523	(585)
Insurance finance (income) expenses from reinsurance contracts	(7,463)	(1,715)	56	(14)	(9,136)
Effects of changes in non-performance risk of reinsurers	97	–	–	–	97
Effects of movements in foreign exchange rates	2,787	236	98	24	3,145
Total changes in income and OCI	(4,400)	(1,073)	(1,539)	533	(6,479)
Total cash flows	(750)	–	–	–	(750)
Change in PAA balance	(41)	–	–	–	(41)
Net closing balance	35,977	5,631	1,735	137	43,480
Closing reinsurance contract held assets	39,656	4,049	1,774	99	45,578
Closing reinsurance contract held liabilities	(3,919)	1,574	(39)	38	(2,346)
Closing PAA reinsurance contract net assets	240	8	–	–	248
Net closing balance, December 31, 2022	$35,977	$5,631	$1,735	$137	$43,480

(II) Segment
Carrying balance by measurement components
The following tables present the carrying balances of net assets or liabilities for insurance contracts issued and reinsurance contracts held by measurement components, by reporting segment for the years ended December 31, 2023 and December 31, 2022.
Insurance contracts issued

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2023	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total insurance contract liabilities (assets)
Asia	$132,135	$6,764	$1,242	$5	$10,431	$3,740	$(271)	$154,046
Canada	96,455	3,649	11,153	621	3,851	492	(549)	115,672
U.S.	196,921	12,438	–	–	3,243	459	–	213,061
Corporate and Other	(977)	(13)	317	–	(112)	–	–	(785)
	$424,534	$22,838	$12,712	$626	$17,413	$4,691	$(820)	$481,994

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2022	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total insurance contract liabilities (assets)
Asia	$120,180	$10,017	$1,136	$2	$8,067	$2,181	$(283)	$141,300
Canada	91,599	3,764	10,532	603	3,811	181	(522)	109,968
U.S.	194,766	12,494	–	–	5,419	282	–	212,961
Corporate and Other	(189)	(13)	457	–	(92)	–	–	163
	$406,356	$26,262	$12,125	$605	$17,205	$2,644	$(805)	$464,392
Reinsurance contracts held

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2023	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total reinsurance contract liabilities (assets)
Asia	$(351)	$1,326	$(37)	$–	$623	$70	$1,631
Canada	(1,238)	1,674	275	16	338	(56)	1,009
U.S.	35,461	1,997	–	–	(143)	108	37,423
Corporate and Other	(100)	(7)	1	–	(137)	–	(243)
	$33,772	$4,990	$239	$16	$681	$122	$39,820

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2022	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total reinsurance contract liabilities (assets)
Asia	$(147)	$1,895	$(39)	$–	$203	$(68)	$1,844
Canada	(1,427)	1,672	277	8	374	(59)	845
U.S.	36,735	2,065	–	–	1,302	264	40,366
Corporate and Other	576	(9)	2	–	(144)	–	425
	$35,737	$5,623	$240	$8	$1,735	$137	$43,480

(c) Insurance revenue by transition method
The following table provides information as a supplement to the insurance revenue disclosures in note 7 (b).

For the year ended December 31, 2023	Asia	Canada	U.S.	Other	Total
Contracts under the fair value method	$2,499	$3,288	$10,123	$(18)	$15,892
Contracts under the full retrospective method	531	48	152	–	731
Other contracts	2,026	5,283	(81)	121	7,349
Total	$5,056	$8,619	$10,194	$103	$23,972

For the year ended December 31, 2022	Asia	Canada	U.S.	Other	Total
Contracts under the fair value method	$2,656	$3,370	$9,901	$(96)	$15,831
Contracts under the full retrospective method	666	122	76	–	864
Other contracts	1,412	4,625	268	118	6,423
Total	$4,734	$8,117	$10,245	$22	$23,118
(d) Effect of new business recognized in the year
The following tables present components of new business for insurance contracts issued for the years presented.

	Asia		Canada		U.S.		Total
As at December 31, 2023	Non-Onerous	Onerous	Non-Onerous	Onerous	Non-Onerous	Onerous	Non-Onerous	Onerous
New business insurance contracts
Estimates of present value of cash outflows	$16,209	$2,399	$3,478	$271	$2,524	$1,126	$22,211	$3,796
Insurance acquisition cash flows	3,011	322	608	68	676	233	4,295	623
Claims and other insurance service expenses payable	13,198	2,077	2,870	203	1,848	893	17,916	3,173
Estimates of present value of cash inflows	(18,765)	(2,330)	(3,823)	(286)	(2,953)	(1,145)	(25,541)	(3,761)
Risk adjustment for non-financial risk	679	89	115	41	168	88	962	218
Contractual service margin	1,877	–	230	–	261	–	2,368	–
Amount included in insurance contract liabilities for the year	$–	$158	$–	$26	$–	$69	$–	$253

	Asia		Canada		U.S.		Total
As at December 31, 2022	Non-Onerous	Onerous	Non-Onerous	Onerous	Non-Onerous	Onerous	Non-Onerous	Onerous
New business insurance contracts
Estimates of present value of cash outflows	$8,470	$3,953	$3,604	$390	$1,845	$1,237	$13,919	$5,580
Insurance acquisition cash flows	2,244	499	600	119	568	228	3,412	846
Claims and other insurance service expenses payable	6,226	3,454	3,004	271	1,277	1,009	10,507	4,734
Estimates of present value of cash inflows	(10,759)	(3,772)	(3,901)	(431)	(2,289)	(1,227)	(16,949)	(5,430)
Risk adjustment for non-financial risk	704	153	107	92	221	119	1,032	364
Contractual service margin	1,585	–	190	–	223	–	1,998	–
Amount included in insurance contract liabilities for the year	$–	$334	$–	$51	$–	$129	$–	$514
The following tables present components of new business for reinsurance contracts held portfolios for the years presented.

As at December 31, 2023	Asia	Canada	U.S.	Total
New business reinsurance contracts
Estimates of present value of cash outflows	$(916)	$(331)	$(750)	$(1,997)
Estimates of present value of cash inflows	815	319	799	1,933
Risk adjustment for non-financial risk	170	76	153	399
Contractual service margin	(57)	(51)	(155)	(263)
Amount included in reinsurance assets for the year	$12	$13	$47	$72

As at December 31, 2022	Asia	Canada	U.S.	Total
New business reinsurance contracts
Estimates of present value of cash outflows	$(519)	$(291)	$(7,084)	$(7,894)
Estimates of present value of cash inflows	453	261	5,904	6,618
Risk adjustment for non-financial risk	125	77	515	717
Contractual service margin	(22)	(15)	747	710
Amount included in reinsurance assets for the year	$37	$32	$82	$151

(e) Expected recognition of contractual service margin
The following tables present expectations for the timing of recognition of CSM in income in future years.

As at December 31, 2023	Less than 1 year	1 to 5 years	5 to 10 years	10 to 20 years	More than 20 years	Total
Canada
Insurance contracts issued	$379	$1,213	$1,016	$1,084	$651	$4,343
Reinsurance contracts held	(36)	(83)	(52)	(46)	(65)	(282)
	343	1,130	964	1,038	586	4,061
U.S.
Insurance contracts issued	388	1,235	968	823	288	3,702
Reinsurance contracts held	(50)	(139)	(35)	90	169	35
	338	1,096	933	913	457	3,737
Asia
Insurance contracts issued	1,273	4,066	3,320	3,308	2,204	14,171
Reinsurance contracts held	(44)	(202)	(173)	(105)	(169)	(693)
	1,229	3,864	3,147	3,203	2,035	13,478
Corporate
Insurance contracts issued	(8)	(28)	(28)	(34)	(14)	(112)
Reinsurance contracts held	10	51	53	19	4	137
	2	23	25	(15)	(10)	25
Total	$1,912	$6,113	$5,069	$5,139	$3,068	$21,301

As at December 31, 2022	Less than 1 year	1 to 5 years	5 to 10 years	10 to 20 years	More than 20 years	Total
Canada
Insurance contracts issued	$333	$1,088	$936	$1,015	$620	$3,992
Reinsurance contracts held	(36)	(100)	(69)	(62)	(48)	(315)
	297	988	867	953	572	3,677
U.S.
Insurance contracts issued	541	1,770	1,468	1,375	547	5,701
Reinsurance contracts held	(189)	(586)	(433)	(296)	(62)	(1,566)
	352	1,184	1,035	1,079	485	4,135
Asia
Insurance contracts issued	922	2,933	2,442	2,435	1,516	10,248
Reinsurance contracts held	(17)	(79)	(55)	5	11	(135)
	905	2,854	2,387	2,440	1,527	10,113
Corporate
Insurance contracts issued	(8)	(27)	(23)	(24)	(10)	(92)
Reinsurance contracts held	12	40	35	38	19	144
	4	13	12	14	9	52
Total	$1,558	$5,039	$4,301	$4,486	$2,593	$17,977

(f) Investment income and insurance finance income and expenses

For the year ended December 31, 202 3	Insurance contracts	Non-insurance (1)	Total
Investment return
Investment related income	$13,036	$3,079	$16,115
Net gains (losses) on financial assets at FVTPL	2,176	506	2,682
Unrealized gains (losses) on FVOCI assets	11,212	1,018	12,230
Impairment loss on financial assets	(247)	(57)	(304)
Investment expenses	(540)	(757)	(1,297)
Interest on required surplus	521	(521)	–
Total investment return	26,158	3,268	29,426
Portion recognized in income (expenses)	15,830	2,191	18,021
Portion recognized in OCI	10,328	1,077	11,405
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts using locked-in rate	(8,214)	28	(8,186)
Due to changes in interest rates and other financial assumptions	(11,008)	21	(10,987)
Changes in fair value of underlying items of direct participation contracts	(7,384)	–	(7,384)
Effects of risk mitigation option	1,267	–	1,267
Net foreign exchange income (expenses)	(80)	–	(80)
Hedge accounting offset from insurance contracts issued	(41)	–	(41)
Reclassification of derivative OCI to IFIE – cash flow hedges	(3)	–	(3)
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	185	–	185
Other	237	–	237
Total insurance finance income (expenses) from insurance contracts issued	(25,041)	49	(24,992)
Effect of movements in foreign exchange rates	(952)	–	(952)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(25,993)	49	(25,944)
Portion recognized in income (expenses), including effects of exchange rates	(13,930)	36	(13,894)
Portion recognized in OCI, including effects of exchange rates	(12,063)	13	(12,050)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts using locked-in rate	241	(12)	229
Due to changes in interest rates and other financial assumptions	598	(28)	570
Changes in risk of non-performance of reinsurer	(15)	–	(15)
Other	(159)	–	(159)
Total reinsurance finance income (expenses) from reinsurance contracts held	665	(40)	625
Effect of movements in foreign exchange rates	(120)	–	(120)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	545	(40)	505
Portion recognized in income (expenses), including effects of foreign exchange rates	(719)	(15)	(734)
Portion recognized in OCI, including effects of exchange rates	1,264	(25)	1,239
Decrease (increase) in investment contract liabilities	(17)	(418)	(435)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	693	2,859	3,552
Amounts recognized in income (expenses)	1,164	1,794	2,958
Amounts recognized in OCI	(471)	1,065	594

(1)	Non-insurance includes consolidations and eliminations of transactions between operating segments.

For the year ended December 31, 2022	Insurance contracts	Non-insurance (1)	Total
Investment return
Investment related income	$13,991	$1,973	$15,964
Net gains (losses) on financial assets at FVTPL	(14,017)	(246)	(14,263)
Unrealized gains (losses) on FVOCI assets	(46,900)	(8,428)	(55,328)
Impairment loss on financial assets	(59)	(18)	(77)
Investment expenses	(464)	(757)	(1,221)
Interest on required surplus	515	(515)	–
Total investment return	(46,934)	(7,991)	(54,925)
Portion recognized in income (expenses)	358	(21)	337
Portion recognized in OCI	(47,292)	(7,970)	(55,262)
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts using locked-in rate	(6,448)	14	(6,434)
Due to changes in interest rates and other financial assumptions	63,174	(272)	62,902
Changes in fair value of underlying items of direct participation contracts	9,417	–	9,417
Effects of risk mitigation option	2,827	–	2,827
Net foreign exchange income (expenses)	(95)	–	(95)
Hedge accounting offset from insurance contracts issued	–	–	–
Reclassification of derivative OCI to IFIE – cash flow hedges	–	–	–
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	–	–	–
Other	218	(2)	216
Total insurance finance income (expenses) from insurance contracts issued	69,093	(260)	68,833
Effect of movements in foreign exchange rates	(1,665)	(9)	(1,674)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	67,428	(269)	67,159
Portion recognized in income (expenses), including effects of exchange rates	(6,582)	(34)	(6,616)
Portion recognized in OCI, including effects of exchange rates	74,010	(235)	73,775
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts using locked-in rate	832	(8)	824
Due to changes in interest rates and other financial assumptions	(10,218)	67	(10,151)
Changes in risk of non-performance of reinsurer	96	–	96
Other	191	–	191
Total reinsurance finance income (expenses) from reinsurance contracts held	(9,099)	59	(9,040)
Effect of movements in foreign exchange rates	(16)	–	(16)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(9,115)	59	(9,056)
Portion recognized in income (expenses), including effects of foreign exchange rates	322	(13)	309
Portion recognized in OCI, including effects of exchange rates	(9,437)	72	(9,365)
Decrease (increase) in investment contract liabilities	(56)	(343)	(399)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	11,323	(8,544)	2,779
Amounts recognized in income (expenses)	(5,958)	(411)	(6,369)
Amounts recognized in OCI	17,281	(8,133)	9,148

(1)	Non-insurance includes consolidations and eliminations of transactions between operating segments.
The following tables present Investment income and insurance finance income and expenses recognized in income or expenses or other comprehensive income, by reporting segments for the years ended December 31, 2023 and December 31, 2022.

	Insurance and reinsurance contracts
For the year ended December 31, 2023	Asia	Canada	U.S.	Corporate	Non-insurance (1)	Total
Total investment return
Portion recognized in income (expenses)	$7,095	$3,514	$5,193	$28	$2,191	$18,021
Portion recognized in OCI	4,675	2,454	3,197	2	1,077	11,405
	11,770	5,968	8,390	30	3,268	29,426
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(6,436)	(3,315)	(4,868)	689	36	(13,894)
Portion recognized in OCI, including effects of exchange rates	(4,601)	(2,394)	(5,068)	–	13	(12,050)
	(11,037)	(5,709)	(9,936)	689	49	(25,944)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of foreign exchange rates	(105)	57	11	(682)	(15)	(734)
Portion recognized in OCI, including effects of exchange rates	117	33	1,114	–	(25)	1,239
	12	90	1,125	(682)	(40)	505
(1) Non-insurance includes consolidations and eliminations of transactions between operating segments.
	Insurance and reinsurance contracts
For the year ended December 31, 2022	Asia	Canada	U.S.	Corporate	Non-insurance (1)	Total
Total investment return
Portion recognized in income (expenses)	$1,422	$(1,967)	$894	$9	$ (21)	$337
Portion recognized in OCI	(14,200)	(11,332)	(21,741)	(19)	(7,970)	(55,262)
	(12,778)	(13,299)	(20,847)	(10)	(7,991)	(54,925)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(1,654)	(219)	(4,867)	158	(34)	(6,616)
Portion recognized in OCI, including effects of exchange rates	14,532	14,731	44,748	(1)	(235)	73,775
	12,878	14,512	39,881	157	(269)	67,159
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of foreign exchange rates	(63)	(102)	641	(154)	(13)	309
Portion recognized in OCI, including effects of exchange rates	(126)	(150)	(9,161)	-	72	(9,365)
	(189)	(252)	(8,520)	(154)	59	(9,056)

(1)	Non-insurance includes consolidations and eliminations of transactions between operating segments.
(g) Significant judgements and estimates
(I) Fulfilment
cash
flows
Fulfilment cash flows have three major components:

•	Estimate of future cash flows

•	An adjustment to reflect the time value of money and the financial risk related to future cash flows if not included in the estimate of future cash flows

•	A risk adjustment for non-financial risk
The determination of insurance fulfilment cash flows involves the use of estimates and assumptions. A comprehensive review of valuation assumptions and methods is performed annually. The review reduces the Company’s exposure to uncertainty by ensuring assumptions for liability risks remain appropriate. This is accomplished by monitoring experience and updating assumptions which represent a best estimate of expected future experience, and margins that are appropriate for the risks assumed. While the assumptions selected represent the Company’s current best estimates and assessment of risk, the ongoing monitoring of experience and the changes in economic environment are likely to result in future changes to the actuarial assumptions, which could materially impact the insurance contract liabilities.

Method used to measure insurance & reinsurance contract fulfilment cash flows
The Company primarily uses deterministic projections using best estimate assumptions to determine the present value of future cash flows. For product features such as universal life minimum crediting rates guarantees, participating life zero dividend floor implicit guarantees and variable annuities guarantees, the Company developed a stochastic approach to capture the asymmetry of the risk.
Determination of assumptions used
For the deterministic projections, assumptions are made with respect to mortality, morbidity, rates of policy termination, operating expenses and certain taxes. Actual experience is monitored to ensure that assumptions remain appropriate and assumptions are changed as warranted. Assumptions are discussed in more detail in the following table.

Nature of factors and assumption methodology		Risk management

Mortality
Mortality relates to the occurrence of death. Mortality is a key assumption for life insurance and certain forms of annuities. Mortality assumptions are based on the Company’s internal experience as well as past and emerging industry experience. Assumptions are differentiated by sex, underwriting class, policy type and geographic market. Assumptions are made for future mortality improvements.

The Company maintains underwriting standards to determine the insurability of applicants. Claim trends are monitored on an ongoing basis. Exposure to large claims is managed by establishing policy retention limits, which vary by market and geographic location. Policies in excess of the limits are reinsured with other companies. Mortality is monitored monthly and the overall 2023 experience was favourable (2022 – unfavourable) when compared to the Company’s assumptions.

Morbidity
Morbidity relates to the occurrence of accidents and sickness for insured risks. Morbidity is a key assumption for long-term care insurance, disability insurance, critical illness and other forms of individual and group health benefits. Morbidity assumptions are based on the Company’s internal experience as well as past and emerging industry experience and are established for each type of morbidity risk and geographic market. Assumptions are made for future morbidity improvements.

The Company maintains underwriting standards to determine the insurability of applicants. Claim trends are monitored on an ongoing basis. Exposure to large claims is managed by establishing policy retention limits, which vary by market and geographic location. Policies in excess of the limits are reinsured with other companies. Morbidity is also monitored monthly and the overall 2023 experience was favourable (2022 – favourable) when compared to the Company’s assumptions.

Policy termination and premium persistency
Policies are terminated through lapses and surrenders, where lapses represent the termination of policies due to non-payment of premiums and surrenders represent the voluntary termination of policies by policyholders. Premium persistency represents the level of ongoing deposits on contracts where there is policyholder discretion as to the amount and timing of deposits. Policy termination and premium persistency assumptions are primarily based on the Company’s recent experience adjusted for expected future conditions. Assumptions reflect differences by type of contract within each geographic market.

The Company seeks to design products that minimize financial exposure to lapse, surrender and premium persistency risk. The Company monitors lapse, surrender and persistency experience. In aggregate, 2023 policyholder termination and premium persistency experience was unfavourable (2022 – unfavourable) when compared to the Company’s assumptions used in the computation of actuarial liabilities.

Directly attributable expenses
Directly attributable operating expense assumptions reflect the projected costs of maintaining and servicing in-force policies, including associated directly attributable overhead expenses. The directly attributable expenses are derived from internal cost studies projected into the future with an allowance for inflation. For some developing businesses, there is an expectation that unit costs will decline as these businesses grow.

Directly attributable acquisitions expenses are derived from internal cost studies.

The Company prices its products to cover the expected costs of servicing and maintaining them. In addition, the Company monitors expenses monthly, including comparisons of actual expenses to expense levels allowed for in pricing and valuation. Maintenance expenses for 2023 were unfavourable (2022 – unfavourable) when compared to the Company’s assumptions used in the computation of actuarial liabilities.

Tax	Taxes reflect assumptions for future premium taxes and other non-income related taxes.	The Company prices its products to cover the expected cost of taxes.

Policyholder dividends, experience rating refunds, and other adjustable policy elements
The best estimate projections for policyholder dividends and experience rating refunds, and other adjustable elements of policy benefits are determined to be consistent with management’s expectation of how these elements will be managed should experience emerge consistently with the best estimate assumptions.

The Company monitors policy experience and adjusts policy benefits and other adjustable elements to reflect this experience. Policyholder dividends are reviewed annually for all businesses under a framework of Board-approved policyholder dividend policies.

The Company reviews actuarial methods and assumptions on an annual basis. If changes are made to non-economic assumptions, the impact based on locked-in economic assumptions would adjust the contractual service margin for general model and VFA contracts if there is any remaining contractual service margin for the group of policies where the change was made. This amount would then be recognized in income over the period of service provided. Changes could also impact net income and other comprehensive income to the extent that the contractual service margin has been depleted, or discount rates are different than the locked-in rates used to quantify changes to the contractual service margin.
(II) Determination of discretionary changes
The terms of some contracts measured under the GMM give the Company discretion over the cash flows to be paid to the policyholders, either in timing or amount. Changes in discretionary cash flows are regarded as relating to future service and accordingly adjust the CSM. The Company determines how to identify a change in discretionary cash flows by specifying the basis on which it expects to determine its commitment under the contract; for example, based on a fixed interest rate, or on returns that vary based on specified asset returns. This determination is specified at the inception of the contract.
(III) Discount rates
Insurance contract cash flows for non-participating business are discounted using risk-free yield curves adjusted by an illiquidity premium to reflect the liquidity characteristics of the liabilities. Cash flows that vary based on returns of underlying items are adjusted to reflect their variability under these adjusted yield curves. Each yield curve is interpolated between the spot rate at the last observable market data point and an ultimate spot rate which reflects the long-term real interest rate plus inflation expectations.
For participating business, insurance contract cash flows that vary based on the return of underlying items are discounted at rates reflecting that variability.
For insurance contracts with cash flows that vary with the return of underlying items and where the present value is measured by stochastic modelling, cash flows are both projected and discounted at scenario specific rates, calibrated on average to be the risk-free yield curves adjusted for liquidity.
The spot rates used for discounting liability cash flows are presented in the following table and include illiquidity premiums determined with reference to net asset spreads indicative of the liquidity characteristics of the liabilities by geography.

					December 31, 2023
	Currency	Liquidity category	Observable years	Ultimate year	1 year	5 years	10 years	20 years	30 years	Ultimate

Canada	CAD	Illiquid	30	70	5.17%	4.33%	4.92%	4.86%	4.80%	4.40%
		More liquid	30	70	5.14%	4.22%	4.69%	4.72%	4.69%	4.40%
U.S.	USD	Illiquid	30	70	5.38%	4.54%	5.37%	5.65%	5.27%	5.00%
		More liquid	30	70	5.32%	4.57%	5.25%	5.56%	5.18%	4.88%
Japan	JPY	Mixed	30	70	0.53%	0.77%	1.08%	1.75%	2.24%	1.60%
Hong Kong	HKD	Illiquid	15	55	4.20%	4.01%	4.98%	4.61%	4.19%	3.80%

					December 31, 2022
	Currency	Liquidity category	Observable years	Ultimate year	1 year	5 years	10 years	20 years	30 years	Ultimate
Canada	CAD	Illiquid	30	70	5.29%	4.81%	5.35%	5.35%	5.03%	4.40%
		More liquid	30	70	5.21%	4.63%	4.97%	5.02%	4.91%	4.40%
U.S.	USD	Illiquid	30	70	5.28%	4.87%	5.74%	5.86%	5.34%	5.00%
		More liquid	30	70	5.23%	4.88%	5.61%	5.76%	5.23%	4.88%
Japan	JPY	Mixed	30	70	0.72%	0.98%	0.91%	1.70%	2.22%	1.60%
Hong Kong	HKD	Illiquid	15	55	4.69%	4.95%	5.60%	4.99%	4.36%	3.80%
Amounts presented in income for policies where changes in assumptions that relate to financial risk do not have a substantial impact on amounts paid to policyholders reflect discount rates locked in beginning with the adoption of IFRS 17 or locked in at issue for later insurance contracts. These policies include term insurance, guaranteed whole life insurance, and health products including critical illness and long-term care. For policies where changes in assumptions to financial risk have a substantial impact on amounts paid to policyholders, discount rates are updated as future cash flows change due to changes in financial risk, so that the amount presented in income from future changes in financial variables is $nil. These policies include adjustable universal life contracts. Impacts from differences between current period rates and discount rates used to determine income are presented in other comprehensive income.
(IV) Risk adjustment and confidence level used to determine risk adjustment
Risk adjustment for non-financial risk represents the compensation the Company requires for bearing the uncertainty about the amount and timing of the cash flows that arises from non-financial risk as the Company fulfils insurance contracts. The risk adjustment process considers insurance, lapse and expense risks, includes both favourable and unfavourable outcomes, and reflects diversification benefits from the insurance contracts issued.
The Company estimates the risk adjustment using a margin approach. This approach applies a margin for adverse deviation, typically in terms of a percentage of best estimate assumptions, where future cash flows are uncertain. The resulting cash flows are discounted at rates consistent with the best estimate cash flows to arrive at the total risk adjustment. The ranges for these margins are set by the Company and reviewed periodically.
The risk adjustment for non-financial risk for insurance contracts correspond to a 90 – 95% confidence level for all segments.

(V) Investment component, Investment-return service and Investment-related service
The Company identifies the investment component, investment-return service (contract without direct participation features) and investment-related service (contract with direct participation features) of a contract as part of the product governance process.
Investment components are amounts that are to be paid to the policyholder under all circumstances. Investment components are excluded from insurance revenue and insurance service expenses.
Investment-return services and investment-related services are investment services rendered as part of an insurance contract and are part of the insurance contract services provided to the policyholder.
(VI) Relative weighting of the benefit provided by insurance coverage, investment-return service and investment-related service
The contractual service margin is released into income, when insurance contract services are provided, by using coverage units. Coverage units represent the quantity of service (insurance coverage, investment-return and investment-related services) provided and are determined by considering the benefit provided under the contract and its expected coverage duration. When the relative size of the investment-related service coverage or the investment-return service coverage unit is disproportionate compared to the insurance service coverage unit, or vice-versa, the Company must determine a relative weighting of the services to reflect the delivery of each of those services. The Company identifies the coverage units as part of the product governance process and did not identify contracts where such weighting was required.
(h) Composition of underlying items
The following table sets out the composition and fair value of the underlying items supporting the Company’s liabilities for direct participation contracts as at the dates presented.

	2023			2022
As at December 31,	Participating	Variable annuity	Unit linked	Participating	Variable annuity	Unit linked
Underlying assets
Debt securities	$44,682	$–	$–	$39,894	$–	$–
Public equities	14,442	–	–	12,119	–	–
Mortgages	4,449	–	–	3,813	–	–
Private placements	6,720	–	–	5,666	–	–
Real estate	3,907	–	–	3,190	–	–
Other	27,017	68,749	15,539	26,009	69,033	13,476
Total	$101,217	$68,749	$15,539	$90,691	$69,033	$13,476
(i) Asset for insurance acquisition cash flow
The following table presents the expected future derecognition of asset for insurance acquisition cash flow as at the dates presented.

	2023				2022
As at December 31,	Less than 1 year	1-5 years	More than 5 years	Total	Less than 1 year	1-5 years	More than 5 years	Total
Asia	$59	$150	$62	$271	$58	$150	$75	$283
Canada	72	205	272	549	73	200	249	522
Total	$131	$355	$334	$820	$131	$350	$324	$805
(j) Insurance and reinsurance contracts contractual obligations – maturity analysis and amounts payable on demand
The table below represents the maturities of the insurance contract and reinsurance contract held liabilities as at the dates presented.

As at December 31, 2023
Payments due by period	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total

Insurance contract liabilities (1)	$3,400	$5,546	$6,766	$8,849	$11,320	$1,074,764	$1,110,645
Reinsurance contract held liabilities (1)	332	460	492	592	475	6,097	8,448

As at December 31, 2022
Payments due by period	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
Insurance contract liabilities (1)	$3,091	$4,976	$7,224	$9,212	$11,223	$996,460	$1,032,186
Reinsurance contract held liabilities (1)	235	237	250	243	337	5,320	6,622
(1)
Insurance contract liabilities cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force contracts and exclude amounts from insurance contract liabilities for account of segregated fund holders. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted. Reinsurance contract held liabilities cash flows include estimates related to the timing and payment of future reinsurance premiums offset by recoveries on in-force reinsurance agreements. Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.

The amounts from insurance contract liabilities that are payable on demand are set out below as at the dates presented.

	2023		2022
As at December 31,	Amounts payable on demand	Carrying amount	Amounts payable on demand	Carrying amount
Asia	$100,060	$129,117	$95,777	$117,737
Canada	28,264	56,887	25,745	52,300
U.S.	44,360	63,092	45,394	63,374
Total	$172,684	$249,096	$166,916	$233,411
The amounts payable on demand represent the policyholders’ cash and/or account values less applicable surrender fees as at the time of the reporting date. Segregated fund insurance liabilities for account of segregated fund holders are excluded from the amounts payable on demand and the carrying amount.
(k) Actuarial methods and assumptions
The Company performs a comprehensive review of actuarial methods and assumptions annually. The review is designed to reduce the Company’s exposure to uncertainty by ensuring assumptions for liability risks remain appropriate. This is accomplished by monitoring experience and updating assumptions that represent a best estimate of expected future experience, and margins that are appropriate for the risks assumed. While the assumptions selected represent the Company’s best estimates and assessment of risk, the ongoing monitoring of experience and changes in the economic environment are likely to result in future changes to the actuarial assumptions, which could materially impact the insurance contract liabilities. The changes implemented from the review are generally implemented in the third quarter of each year, though updates may be made outside the third quarter in certain circumstances.
2023 Review of Actuarial Methods and Assumptions
On a full year basis, the 2023 review of actuarial methods and assumptions resulted in a decrease in pre-tax fulfilment cash flows of $3,197. These changes resulted in an increase in pre-tax net income attributed to shareholders of $171 ($105 post-tax), an increase in pre-tax net income attributed to participating policyholders of $173 ($165 post-tax), an increase in CSM of $2,754, and an increase in pre-tax other comprehensive income of $99 ($73 post-tax).
In the third quarter of 2023, the completion of the 2023 annual review of actuarial methods and assumptions resulted in a decrease in pre-tax fulfilment cash flows of $347
.
These changes resulted in an increase in pre-tax net income attributed to shareholders of $27 (a decrease of $14 post-tax), an increase in pre-tax net income attributed to participating policyholders of $58 ($74 post-tax), an increase in CSM of $116, and an increase in pre-tax other comprehensive income of $146 ($110 post-tax).
In the fourth quarter of 2023, the Company also updated the actuarial methods and assumptions which decreased the overall level of the risk adjustment for non-financial risk. This change moves the risk adjustment to approximately the middle of the Company’s existing 90 – 95% confidence level range. The risk adjustment would have exceeded the 95% confidence level in the fourth quarter without making the change. This change led to a decrease in pre-tax fulfilment cash flows of

$2,850, an increase in
pre-tax
net income attributed to shareholders of $144 ($119
post-tax),
an increase in
pre-tax
net income attributed to participating policyholders of $115 ($91 post-tax),
an increase in CSM of $2,638, and a decrease in
pre-tax
other comprehensive income of $47 ($37
post-tax).
Since the beginning of 2020, some lines of business have seen impacts to mortality and policyholder behaviour driven by the COVID-19 pandemic. Given the long-term nature of the Company’s assumptions, the Company’s 2023 experience studies have excluded experience that was materially impacted by COVID-19 as this is not seen to be indicative of the levels of actual future claims or lapses.
Impact of changes in actuarial methods and assumptions on pre-tax fulfilment cash flows
(1)

	For the three and nine months ended September 30, 2023	For the three months ended December 31, 2023	For the year ended December 31, 2023

Canada variable annuity product review	$(133)	$–	$(133)
Mortality and morbidity updates	265	–	265
Lapse and policyholder behaviour updates	98	–	98
Methodology and other updates	(577)	(2,850)	(3,427)
Impact of changes in actuarial methods and assumptions, pre-tax	$(347)	$(2,850)	$(3,197)

(1)	Excludes the portion related to non-controlling interests of $103 for the three and nine months ended September 30, 2023, and $97 for the three months ended December 31, 2023, respectively.
Impact of changes in actuarial methods and assumptions on pre-tax net income attributed to shareholders, pre-tax net income attributed to participating policyholders, OCI and CSM
(1)

	For the three and nine months ended September 30, 2023	For the three months ended December 31, 2023	For the year ended December 31, 2023
Portion recognized in net income (loss) attributed to:
Participating policyholders	$58	$115	$173
Shareholders and other equity holders	27	144	171
	85	259	344
Portion recognized in OCI attributed to:
Participating policyholders	–	(21)	(21)
Shareholders and other equity holders	146	(26)	120
	146	(47)	99
Portion recognized in CSM	116	2,638	2,754
Impact of changes in actuarial methods and assumptions, pre-tax	$347	$2,850	$3,197

(1)
Excludes the portion related to non-controlling interests, of which $72 is related to CSM for the three and nine months ended September 30, 2023, and $87 is related to CSM for the three months ended December 31, 2023.

Canada variable annuity product review
The review of the Company’s variable annuity products in Canada resulted in a decrease in pre-tax fulfilment cash flows of $133.
The decrease was driven by a reduction in investment management fees, partially offset by updates to product assumptions, including surrenders, incidence and utilization, to reflect emerging experience.
Mortality and morbidity updates
Mortality and morbidity updates resulted in an increase in pre-tax fulfilment cash flows of $265.
The increase was driven by a strengthening of incidence rates for certain products in Vietnam to align with emerging experience and updates to mortality assumptions in the Company’s U.S. life insurance business to reflect industry trends, as well as emerging experience. This was partially offset by updates to morbidity assumptions for certain products in Japan to reflect actual experience.
Lapse and policyholder behaviour updates
Updates to lapses and policyholder behaviour assumptions resulted in an increase in pre-tax fulfilment cash flows of $98.
The increase was primarily driven by a detailed review of lapse assumptions for the Company’s universal life level cost of insurance products in Canada, which resulted in a reduction to the lapse rates to align with emerging trends.
Methodology and other updates
Methodology and other updates resulted in a decrease in pre-tax fulfilment cash flows of $3,427.
In the third quarter of 2023, methodology and other updates resulted in a decrease in pre-tax fulfilment cash flows of $577. The decrease was driven by the impact of cost-of-guarantees for participating policyholders across all segments from annual updates related to parameters, dividend recalibration, and market movements during the year, as well as modelling refinements for certain products in Asia. This was partially offset by a modelling methodology update to project future premiums on the Company’s U.S. life insurance business.
In the fourth quarter of 2023, methodology and other updates resulted in a decrease in pre-tax fulfilment cash flows of $2,850.
The decrease was driven by a decrease in the overall level of the risk adjustment for non-financial risk. This change moves the risk adjustment to approximately the middle of the Company’s existing

90
–
95
%
confidence level
 range
.
Impact of changes in actuarial methods and assumptions on pre-tax fulfilment cash flows, net income attributed to shareholders, CSM and OCI by segment
For the three and nine months ended September 30, 2023
The impact of changes in actuarial methods and assumptions in Canada resulted in a decrease in pre-tax fulfilment cash flows of $159. The decrease was driven by updates to the Company’s variable annuity product assumptions, as well as by updates to its valuation models for participating products, driven by the annual dividend recalibration, partially offset by a reduction in lapse rates on the Company’s
universal life level cost of insurance products to reflect emerging trends. These changes resulted in an increase in pre-tax net income attributed to shareholders of $52 ($37 post-tax), an increase in CSM of $142, and an increase in pre-tax other comprehensive income of $2 ($1 post-tax).
The impact of changes in actuarial methods and assumptions in the U.S. resulted in an increase in pre-tax fulfilment cash flows of $270. The increase was related to the Company’s life insurance business and primarily driven by a modelling methodology update to project future premiums, as well as updates to mortality assumptions. These changes resulted in an increase in pre-tax net income attributed to shareholders of $134 ($106 post-tax), a decrease in CSM of $600, and an increase in pre-tax other comprehensive income of $196 ($155 post-tax
).
The
impact of changes in actuarial methods and assumptions in Asia resulted in a decrease in pre-tax fulfilment cash flows of $457. The decrease largely relates to participating products, primarily driven by model refinements, dividend recalibration updates, as well as annual updates to reflect market movements during the year. This, and the updates to morbidity assumptions on certain products in Japan, were partially offset by updates to incidence rates on certain products in Vietnam. These changes resulted in a decrease in pre-tax net income attributed to shareholders of $159 ($157 post-tax), an increase in CSM of $574, and a decrease in pre-tax other comprehensive income of $53 ($47 post-tax).
The impact of changes in actuarial methods and assumptions in Corporate and Other (which includes the Company’s Reinsurance businesses) resulted in a decrease in pre-tax fulfilment cash flows of $1. These changes resulted in no impacts to pre-tax net income attributable to shareholders or CSM, and an increase in pre-tax other comprehensive income of $1 ($1 post-tax).
For the three months ended December 31, 2023
The reduction in the risk adjustment level resulted in the following impacts by segment:
The impact of changes in actuarial methods and assumptions in Canada resulted in a decrease in pre-tax
fulfilment cash flows of $246. These changes resulted in an increase in pre-tax
net income attributed to shareholders of $4 ($3
post-tax),
an increase in
pre-tax
net income attributed to policyholder of $40 ($29
post-tax),
an increase in CSM of $213, and a decrease in
pre-tax
other comprehensive income of $11 ($8
post-tax).
The impact of changes in actuarial methods and assumptions in the U.S. resulted in a decrease in pre-tax
fulfilment cash flows of $91. These changes resulted in an increase in pre-tax
net income attributed to shareholders of $33 ($26
post-tax),
an increase in CSM of $78, and a decrease in
pre-tax
other comprehensive income of $20 ($15
post-tax).
The impact of changes in actuarial methods and assumptions in Asia resulted in a decrease in pre-tax
fulfilment cash flows of $2,513. These changes resulted in an increase in pre-tax
net income attributed to shareholders of $107 ($90
post-tax),
an increase in
pre-tax
net income attributed to policyholders of $75 ($62
post-tax),
an increase in CSM of $2,348, and a decrease in
pre-tax
other comprehensive income of $17 ($14
post-tax).
2022 Review of Actuarial Methods and Assumptions
The completion of the 2022 annual review of actuarial methods and assumptions resulted in an increase in pre-tax fulfilment cash flows of $192. These changes resulted in an increase in pre-tax net income attributed to shareholders of $23 ($26 post-tax), a decrease in pre-tax net income attributed to participating policyholders of $26 ($18 post-tax), a decrease in CSM of $279, and an increase in pre-tax other comprehensive income of $90 ($73 post-tax).
Since the beginning of 2020, some lines of business have seen impacts to mortality and policyholder behaviour driven by the COVID-19 pandemic. Given the long-term nature of the Company’s assumptions, the Company’s 2022 experience studies have excluded experience that was materially impacted by COVID-19 as this is not seen to be indicative of the levels of actual future claims or lapses.
Impact of changes in actuarial methods and assumptions on pre-tax fulfilment cash flows
(1)

For the year ended December 31, 2022	Total
Long-term care triennial review	$118
Mortality and morbidity updates	83
Lapse and policyholder behaviour updates	234
Methodology and other updates	(243)
Impact of changes in actuarial methods and assumptions, pre-tax	$192

(1)	Excludes the portion related to non-controlling interests of $8.
Impact of changes in actuarial methods and assumptions on pre-tax net income attributed to shareholders, pre-tax net income attributed to participating policyholders, OCI and CSM
(1)

For the year ended December 31, 2022	Total
Portion recognized in net income (loss) attributed to:
Participating policyholders	$(26)
Shareholders and other equity holders	23
(3)
Portion recognized in OCI attributed to:
Participating policyholders	–
Shareholders and other equity holders	90
90
Portion recognized in CSM	(279)
Impact of changes in actuarial methods and assumptions, pre-tax	$(192)

(1)	Excludes the portion related to non-controlling interests, of which $nil is related to CSM.

Long-term care triennial review
U.S. Insurance completed a comprehensive long-term care (“LTC”) experience study. The review included all aspects of claim assumptions, as well as the progress on future premium rate increases. The impact of the LTC review was an increase in pre-tax fulfilment cash flows of $118.
The experience study showed that claim costs established in the Company’s last triennial review remain appropriate in aggregate for the Company’s older blocks of business
1
supported by robust claims data on this mature block. Pre-tax fulfilment cash flows were increased for claim costs on the Company’s newer block of business
2
. This was driven by lower active life mortality
3
supported by Company experience and a recent industry study, as well as higher utilization of benefits, which included the impact of reflecting higher inflation in the cost-of-care up to 2022. The Company also reviewed and updated incidence and claim termination assumptions which, on a net basis, provided a partial offset to the increase in pre-tax fulfilment cash flows on active life mortality and utilization. In addition, some policyholders are electing to reduce their benefits in lieu of paying increased premiums which resulted in a reduction in pre-tax fulfilment cash flows.
Experience continues to support the assumptions of both future morbidity and mortality improvement, resulting in no changes to these assumptions.
As of September 30, 2022, the Company had received actual premium increase approvals of $2.5 billion pre-tax (US$1.9 billion pre-tax) on a present value basis since the last triennial review in 2019. This aligns with the full amount assumed in the Company’s pre-tax fulfilment cash flows at that time and demonstrates the Company’s continued strong track record of securing premium rate increases
4
. In 2022, the review of future premium increases assumed in fulfilment cash flows resulted in a net $2.5 billion (US$1.9 billion) decrease in pre-tax fulfilment cash flows. This reflects expected future premium increases that are due to the Company’s 2022 review of morbidity, mortality, and lapse assumptions, as well as outstanding amounts from prior state filings. Premium increases averaging approximately 30% will be sought on about one-half of the business, excluding the carryover of 2019 amounts requested. The Company’s assumptions reflect the estimated timing and amount of state approved premium increases.
Mortality and morbidity updates
Mortality and morbidity updates resulted in an increase in pre-tax fulfilment cash flows of $83, driven by updates to morbidity assumptions in Vietnam to align with experience, partially offset by a detailed review of the mortality assumptions for the Company’s Canada insurance business.
Lapse and policyholder behaviour updates
Updates to lapses and policyholder behaviour assumptions resulted in an increase in pre-tax fulfilment cash flows of $234.
The Company completed a detailed review of lapse assumptions for Singapore, and increased lapse rates to align with experience on the Company’s index-linked products, which reduced projected future fee income to be received on these products.
The Company also increased lapse rates on Canada’s term insurance products for policies approaching their renewal date, reflecting emerging experience in the Company’s study.
Methodology and other updates
Other updates resulted in a decrease in pre-tax fulfilment cash flows of $243
,
which included updates to discount rates and policyholder dividends on participating products, as well as various other modelling and projection updates.
Impact of changes in actuarial methods and assumptions on pre-tax fulfilment cash flows, net income attributed to shareholders, CSM and OCI by segment
The impact of changes in actuarial methods and assumptions in Canada resulted in an increase in pre-tax fulfilment cash flows of $22. The increase was driven by updates to the lapse assumptions for certain term insurance products, largely offset by updates to discount rates and policyholder dividends on participating products, as well as updates to mortality assumptions for the Company’s
insurance business. These changes resulted in an increase in pre-tax net income attributed to shareholders of $64 ($47 post-tax), an increase in CSM of $43, and a decrease in pre-tax other comprehensive income of $96 ($71 post-tax).
The impact of changes in actuarial methods and assumptions in the U.S. resulted in an increase in pre-tax fulfilment cash flows of $108, driven by the triennial review of long-term care. These changes resulted in a decrease in pre-tax net income attributed to shareholders of $16 ($12 post-tax), a decrease in CSM of $202, and an increase in pre-tax other comprehensive income of $110 ($86 post-tax).
The impact of changes in actuarial methods and assumptions in Asia resulted in an increase in pre-tax fulfilment cash flows of $62. The increase was driven by updates to lapse assumptions in Singapore and morbidity updates in Vietnam, partially offset by various other modelling and projection updates. These changes resulted in a decrease in pre-tax net income attributed to shareholders of $25 ($9 post-tax), a decrease in CSM of $120, and an increase in pre-tax other comprehensive income of $76 ($58 post-tax).

1	First generation policies issued prior to 2002.
2	Second generation policies with an average issue date of 2007 and Group policies with an average issue date of 2003.
3	The mortality rate of LTC policyholders who are currently not on claim.
4
Actual experience obtaining premium increases could be materially different than what the Company has assumed, resulting in further increases or decreases in insurance contract liabilities, which could be material. See “Caution regarding forward-looking statements” above.

(l) Reinsurance transactions
Agreement with Global Atlantic Financial Group
On December 11, 2023, the Company announced it entered into an agreement with Global Atlantic Financial Group to reinsure policies from the U.S. LTC, U.S. structured settlements, and Japan whole life legacy blocks. Under the terms of the transaction, the Company will retain responsibility for the administration of the policies with no intended impact to policyholders. The transaction will be structured as coinsurance of an

80
%
quota share for the LTC block and

100
%
quota shares for the other blocks.
The transaction represents a combined $
13

billion of insurance and
investment contract net liabilities as at September 30, 2023 and is expected to close by the end of February 2024.
Agreements with Venerable Holdings, Inc.
On November 15, 2021 and October 3, 2022, the Company, through its subsidiary John Hancock Life Insurance Company (U.S.A) (“JHUSA”), entered into reinsurance agreements with Venerable Holdings, Inc. to reinsure a block of legacy U.S. variable annuity (“VA”) policies. Under the terms of the transaction, the Company will retain responsibility for the maintenance of the policies with no intended impact to VA policyholders. The transaction was structured as coinsurance for the general fund liabilities and modified coinsurance for the segregated fund liabilities.
The transaction closed on February 1, 2022 and October 3, 2022, respectively, resulting in a cumulative pre-tax decrease to the contractual service margin of $905, recognized in 2022.